SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INCOME FUNDS

Wells Fargo Advantage Real Return Fund

(formerly Wells Fargo Advantage Inflation-Protected Bond Fund)

(the “Fund”)

Effective December 1, 2014, the sub-advisory fees charged to the Real Return Portfolio (formerly Inflation-Protected Bond Portfolio), the master portfolio in which the Fund invests, are as follows:

Master Portfolio	Fee
Real Return Portfolio (formerly Inflation-Protected Bond Portfolio)	First $100 Million	0.280%
	Next $200 Million	0.250%
	Next $200 Million	0.220%
	Over $500 Million	0.180%

February 18, 2015